COMMITMENTS, GUARANTEES AND CONTINGENCIES - Schedule of Potential Amount of Future Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 48
First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	1,053
FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	614
FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	439
Deferred compensation arrangements | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	395
Deferred compensation arrangements | FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	93
Vehicle leases | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	75
McElroy Run transfer | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	129
Other | FE's Guarantees on Behalf of its Consolidated Subsidiaries | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	15
Surety Bonds | FE's Guarantees on Other Assurances
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	20
Surety Bonds | FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	161
LOCs | FE's Guarantees on Other Assurances
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	28
LOCs | FE's Guarantees on Other Assurances | First Energy [Member]
Guarantor Obligations [Line Items]
Total Guarantees and Other Assurances	$ 185